OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Disclosure of Operating Segments
The following is an analysis of the Group’s segment results for the reportable segment for the years ended 31 December 2021, 2020 and 2019:

In thousands of euro	Automotive	Automotive	Automotive
	2021	2020	2019
Administrative expenses	(144,541)	(75,133)	(31,392)
Research and development expenses	(48,239)	(17,974)	(11,149)
Finance income	148,057	2,703	51
Finance cost	(27,620)	(5,758)	(3,235)
Loss for the year	(1,103,575)	(83,215)	(48,096)
Additions to PP&E and intangibles	343,369	163,573	101,928
The following table is breakdown of the segment’s balance sheet information for the years ended 31 December 2021 and 2020:

In thousands of euro	Automotive	Automotive
	2021	2020
Balance sheet information
Property, plant and equipment	240,018	112,719
Intangible assets and goodwill	366,446	171,726

Disclosure of Geographical Areas

In thousands of euro	Automotive	Automotive
	2021	2020
Property, plant and equipment
UK	178,587	78,343
US	42,258	25,054
Spain	11,005	—
Russia	5,375	2,820
Others	2,793	6,502
Total	240,018	112,719

Intangible assets and goodwill
UK	366,401	170,110
Others	45	1,616
Total	366,446	171,726